Dechert
1775 Eye Street, N.W.
Washington, D.C.  20006-2401
Telephone:  202-261-3300



May 7, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Neuberger Berman Advisers Management Trust (File Nos. 2-88566 and 811-4255)

Dear Sir or Madam:

On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Joint Prospectus, individual Prospectuses, and Statement of Additional Information with respect to each Portfolio of the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from those contained in Registrant's Post-Effective Amendment No. 35 to its registration statement on Form N-1A as filed with the Securities and Exchange Commission in electronic format on April 30, 2001 and (ii) the text of the Registrant's most recent registration statement was filed electronically on April 30, 2001.

Sincerely,

/s/ Petros L. Tsirigotis
------------------------

Petros L. Tsirigotis